Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property and Equipment
Note 4 Property and Equipment

Property and equipment consisted of the following at September 30, 2011 and December 31, 2010:

	September 30, 2011	December 31, 2010	Estimated Useful Life
Leasehold improvements	$218,256	$67,760	*
Furniture and fixtures	759,272	55,305	3 years
Displays	32,056	32,057	5 years
Website	11,462	11,462	3 years
	1,021,046	166,584
Less: Accumulated depreciation and amortization	(117,421)	(28,033)
	$903,625	$138,551
* The shorter of 5 years or the life of the lease.

Note 4 Property and Equipment

Property and equipment consisted of the following at December 31, 2010 and 2009:

	2010	2009	Estimated Useful Life
Leasehold improvements	$67,760	$-	*
Furniture and fixtures	55,305	5,762	3 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
	166,584	49,281
Less: Accumulated depreciation and amortization	(28,033)	(9,466)
	$138,551	$39,815
* The shorter of 5 years or the life of the lease.